Note 13 - Retirement and Pension Plans - Basis of Fair Value Measurement of Pension Plan Assets (Details) - JPY (¥) ¥ in Thousands		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Plan assets		¥ 3,635,159	¥ 3,193,899	¥ 2,930,310
Equity Securities [Member]
Plan assets		778,788	698,327
Equity Securities [Member] | Japanese Equity Securities [Member]
Plan assets		528,083	469,780
Equity Securities [Member] | US Equity Securities [Member]
Plan assets		159,618	144,147
Equity Securities [Member] | Other Equity Securities Developed Countries [Member]
Plan assets		91,087	84,400
Debt Securities [Member]
Plan assets		1,250,582	1,117,259
Debt Securities [Member] | Japanese Government and Municipalities [Member]
Plan assets		632,216	577,488
Debt Securities [Member] | Domestic Corporate Debt Securities [Member]
Plan assets		290,360	241,744
Debt Securities [Member] | US Government Agencies Debt Securities [Member]
Plan assets		127,659	118,099
Debt Securities [Member] | Other Government Debt Securities Developed Countries [Member]
Plan assets		173,598	158,547
Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Plan assets		26,749	21,381
Other Financial Instruments [Member]
Plan assets	[1]	1,464,874	1,267,090
Cash [Member]
Plan assets		140,915	111,223
Fair Value, Inputs, Level 1 [Member]
Plan assets		919,703	809,550
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Plan assets		778,788	698,327
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member] | Japanese Equity Securities [Member]
Plan assets		528,083	469,780
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member] | US Equity Securities [Member]
Plan assets		159,618	144,147
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member] | Other Equity Securities Developed Countries [Member]
Plan assets		91,087	84,400
Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member]
Plan assets
Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member] | Japanese Government and Municipalities [Member]
Plan assets
Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member] | Domestic Corporate Debt Securities [Member]
Plan assets
Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member] | US Government Agencies Debt Securities [Member]
Plan assets
Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member] | Other Government Debt Securities Developed Countries [Member]
Plan assets
Fair Value, Inputs, Level 1 [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Plan assets
Fair Value, Inputs, Level 1 [Member] | Other Financial Instruments [Member]
Plan assets	[1]
Fair Value, Inputs, Level 1 [Member] | Cash [Member]
Plan assets		140,915	111,223
Fair Value, Inputs, Level 2 [Member]
Plan assets		2,715,456	2,384,349
Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member]
Plan assets
Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member] | Japanese Equity Securities [Member]
Plan assets
Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member] | US Equity Securities [Member]
Plan assets
Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member] | Other Equity Securities Developed Countries [Member]
Plan assets
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member]
Plan assets		1,250,582	1,117,259
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member] | Japanese Government and Municipalities [Member]
Plan assets		632,216	577,488
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member] | Domestic Corporate Debt Securities [Member]
Plan assets		290,360	241,744
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member] | US Government Agencies Debt Securities [Member]
Plan assets		127,659	118,099
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member] | Other Government Debt Securities Developed Countries [Member]
Plan assets		173,598	158,547
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Plan assets		26,749	21,381
Fair Value, Inputs, Level 2 [Member] | Other Financial Instruments [Member]
Plan assets	[1]	1,464,874	1,267,090
Fair Value, Inputs, Level 2 [Member] | Cash [Member]
Plan assets

[1]	Other financial instruments are life insurance pooled investment portfolios.